Shareholder Report, Line Graph (Details) 191342_ClearShares Ultra-Short Maturity ETF_TF_TSR Annual {TF} - USD ($)									12 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	Jul. 10, 2018	May 31, 2026
ClearShares Ultra-Short Maturity ETF
Account Value [Line Items]
Line Graph and Table Measure Name									ClearShares Ultra-Short Maturity ETF NAV
Accumulated Value	$ 11,941	$ 11,386	$ 10,799	$ 10,431	$ 10,390	$ 10,347	$ 10,188	$ 10,000	$ 12,429
ICE BofA US Broad Market Index
Account Value [Line Items]
Line Graph and Table Measure Name									ICE BofA US Broad Market Index
Accumulated Value	$ 11,133	$ 10,560	$ 10,417	$ 10,638	$ 11,599	$ 11,662	$ 10,648	$ 10,000	$ 11,707